Equity	12 Months Ended
Mar. 31, 2018
Disclosure Of Equity [Abstract]
Equity
18.	Equity

18.1	Share capital

ANFI was incorporated on February 20, 2012 with unlimited authorized share capital and an issued share capital of $100 by issuing 100 shares for $1 per share. Thereafter, on May 24, 2012, a 1,000 for 1 share split was made increasing the number of shares to 100,000 with nominal value of $0.001 per share. The Company further made a 196.6 for 1 share split on October 15, 2012 thereby increasing the total number of shares to 19,660,000.

Shares authorized and issued are summarized as follows:

Shares issued and fully paid:	No. of Shares
Balance as at April 1, 2012 (consequent to share split as explained above)	19,660,000
Shares issued during the year ended March 31, 2013 (IPO shares)	9,000,000
Shares issued** during the year ended March 31, 2013 (Note 19.2)	11,000
Total shares issued and fully paid as at March 31, 2013	28,671,000
Shares issued** during the year ended March 31, 2014 (Note 19.2)	3,997
Total shares issued and fully paid as at March 31, 2014	28,674,997
Shares issued** during the year ended March 31, 2015 (Note 19.2)	105,167
Total shares issued and fully paid as at March 31, 2015	28,780,164
Shares issued** during the year ended March 31, 2016 (Note 19.2)	179,334
Total shares issued and fully paid as at March 31, 2016	28,959,498
Shares issued** during the year ended March 31, 2017 (Note 19.2)	2,233,264
Shares issued to Mr. Karan A. Chanana as consideration towards repayment of loan	416,667
Total shares issued and fully paid as at March 31, 2017	31,609,429
Shares issued** during the year ended March 31, 2018 (Note 19.2)	3,744,198
Shares issued under S-8 during the nine months ended March 31, 2018	2,659,847
Total shares issued and fully paid as at March 31, 2018 (A)	38,013,474
Shares issuable pursuant to share exchange agreement* (B)	7,005,434
Total (C) = (A) + (B)	45,018,908

*Represents ordinary shares issuable to NCI shareholders in APFPL pursuant to share exchange agreement.

**Represents shares issued under share-based compensation plan (2012 & 2017 Omnibus Plan) and also otherwise.